Investments (Available for Sale Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
US Government and Agencies
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	$ 126,000,000	$ 139,000,000	$ 130,000,000
Available-for-sale Securities, Amortized Cost Basis	121,000,000	130,000,000	126,000,000
Unrealized Gains	5,000,000	9,000,000
Unrealized Losses	0	0
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	5,000,000		4,000,000
Available for sale securities gross unrealized loss accumulated in aoci	0		0
State and Political Subdivisions
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	1,075,000,000	1,300,000,000	1,072,000,000
Available-for-sale Securities, Amortized Cost Basis	1,042,000,000	1,239,000,000	1,038,000,000
Unrealized Gains	36,000,000	61,000,000
Unrealized Losses	(3,000,000)	0
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	36,000,000		35,000,000
Available for sale securities gross unrealized loss accumulated in aoci	(3,000,000)		(1,000,000)
Corporate Debt Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	1,606,000,000	1,499,000,000	1,739,000,000
Available-for-sale Securities, Amortized Cost Basis	1,565,000,000	1,440,000,000	1,693,000,000
Unrealized Gains	47,000,000	71,000,000
Unrealized Losses	(6,000,000)	(12,000,000)
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	47,000,000		50,000,000
Available for sale securities gross unrealized loss accumulated in aoci	(6,000,000)		(4,000,000)
Foreign government bonds and other fixed maturity securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	43,000,000	48,000,000	41,000,000
Available-for-sale Securities, Amortized Cost Basis	44,000,000	45,000,000	43,000,000
Unrealized Gains	1,000,000	3,000,000
Unrealized Losses	(2,000,000)	0
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	1,000,000		0
Available for sale securities gross unrealized loss accumulated in aoci	(2,000,000)		(2,000,000)
Mortgage-backed/asset-backed securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	109,000,000	154,000,000	104,000,000
Available-for-sale Securities, Amortized Cost Basis	105,000,000	146,000,000	100,000,000
Unrealized Gains	4,000,000	8,000,000
Unrealized Losses	0	0
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	4,000,000		4,000,000
Available for sale securities gross unrealized loss accumulated in aoci	0		0
Preferred Stock, Available for Sale
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	151,000,000	217,000,000	151,000,000
Available-for-sale Securities, Amortized Cost Basis	158,000,000	207,000,000	150,000,000
Unrealized Gains	3,000,000	10,000,000
Unrealized Losses	(10,000,000)	0
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	3,000,000		5,000,000
Available for sale securities gross unrealized loss accumulated in aoci	(10,000,000)		(4,000,000)
Equity Securities, Available for Sale
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	136,000,000	138,000,000	135,000,000
Available-for-sale Securities, Amortized Cost Basis	71,000,000	103,000,000	71,000,000
Unrealized Gains	65,000,000	40,000,000
Unrealized Losses	0	(5,000,000)
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	65,000,000		65,000,000
Available for sale securities gross unrealized loss accumulated in aoci	0		(1,000,000)
Carrying Value
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	3,246,000,000	3,495,000,000	3,372,000,000
Cost Basis of Available for Sale Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Amortized Cost Basis	3,106,000,000	3,310,000,000	3,221,000,000
Unrealized Gains on Available For Sale Securities
Schedule of Available-for-sale Securities
Unrealized Gains	161,000,000	202,000,000
Availableforsalesecuritiesgrossunrealizedgainaccumulatedinaoci	161,000,000		163,000,000
Unrealized Losses on Available for Sale Securities
Schedule of Available-for-sale Securities
Unrealized Losses	(21,000,000)	(17,000,000)
Available for sale securities gross unrealized loss accumulated in aoci	(21,000,000)		(12,000,000)
Fair Value of Available For Sale Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	3,246,000,000	3,495,000,000	3,372,000,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises | Mortgage-backed/asset-backed securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	77,000,000
Collateralized Mortgage Obligations | Mortgage-backed/asset-backed securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	27,000,000
Mortgage-backed/asset-backed securities | Mortgage-backed/asset-backed securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Fair Value	5,000,000
FIS
Schedule of Available-for-sale Securities
Fair value of investment in FIS common stock	$ 70,000,000	$ 56,000,000	$ 70,000,000